UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22709
                                                    -----------

                       First Trust Exchange-Traded Fund V
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period:   June 30, 2017
                                               ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund V
--------------------------------------------------------------------------------

        First Trust Morningstar Managed Futures Strategy
        Fund (FMF)

------------------------
Semi-Annual Report
For the Six Months Ended
June 30, 2017
------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    4
Understanding Your Fund Expenses...........................................    6
Consolidated Portfolio of Investments......................................    7
Consolidated Statement of Assets and Liabilities...........................    9
Consolidated Statement of Operations.......................................   10
Consolidated Statements of Changes in Net Assets...........................   11
Consolidated Financial Highlights..........................................   12
Notes to Consolidated Financial Statements.................................   13
Additional Information.....................................................   19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Morningstar Managed Futures Strategy Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2017

Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information and the financial statements for your investment in the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"). We encourage you to read this report and discuss it with your financial advisor.

Six months into the year, the bull market in stocks continues. President Donald Trump's pro-growth, pro-U.S. policies, while slow in coming, have at least created some optimism about the future prospects for the U.S. economy, in our opinion. From Donald Trump's election on November 8, 2016 through June 30, 2017, the S&P 500(R) Index (the "Index") posted a total return of 14.79%, according to Bloomberg. During June, the Index closed its June 19, 2017 trading session at an all-time high of 2,453.46.

The current bull market (measuring from March 9, 2009 through June 30, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how an administration will affect markets and the economy in the future. Therefore, we stress the importance of maintaining a long-term perspective, as we have done since First Trust's inception over 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the Fund. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)

First Trust Morningstar Managed Futures Strategy Fund's (the "Fund") investment objective is to seek to provide investors with positive returns. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve positive returns that are not directly correlated to broad market equity or fixed income returns. The Fund uses as a benchmark, the Morningstar(R) Diversified Futures Index(SM) (the "Benchmark"), which is developed, maintained and sponsored by Morningstar, Inc. ("Morningstar"). The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund is not an "index tracking" ETF and is not required to invest in all of the components of the Benchmark. However, the Fund will generally seek to hold similar instruments to those included in the Benchmark and seek exposure to commodities, currencies and equity indices included in the Benchmark.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar's only relationship to the Fund is the licensing of certain service marks and service names of Morningstar and of the Benchmark, which is determined, composed and calculated by Morningstar without regard to the Fund's advisor or the Fund. The Fund is not obligated to invest in the same instruments included in the Benchmark. There can be no assurance that the Fund's performance will exceed the performance of the Benchmark at any time.

Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments").

The Fund does not invest directly in Futures Instruments. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's advisor.

-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended       (8/1/13)         (8/1/13)
                                                               6/30/17          6/30/17         to 6/30/17       to 6/30/17
FUND PERFORMANCE
NAV                                                             -3.23%           -5.16%           -1.75%           -6.67%
Market Price                                                    -2.80%           -3.70%           -1.61%           -6.14%

INDEX PERFORMANCE
Morningstar(R) Diversified Futures Index(SM)                    -2.55%           -3.95%           -0.63%           -2.46%
Bank of America Merrill Lynch 0-3 Month US T-Bill Index          0.31%            0.49%            0.19%            0.75%
S&P 500(R) Index                                                 9.34%           17.90%           11.71%           54.22%
-----------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF) (CONTINUED)

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   AUGUST 1, 2013 - JUNE 30, 2017

            First Trust Morningstar       Morningstar(R)           Bank of America
            Managed Futures Strategy    Diversified Futures    Merrill Lynch 0-3 Month    S&P 500(R)
                   Fund (FMF)                Index(SM)             US T-Bill Index          Index
8/1/13              $10,000                   $10,000                  $10,000             $10,000
12/31/13             10,387                    10,352                   10,001              10,929
6/30/14              10,231                    10,276                   10,003              11,709
12/31/14             10,127                    10,235                   10,004              12,425
6/30/15              10,289                    10,416                   10,005              12,578
12/31/15             10,076                    10,298                   10,010              12,597
6/30/16               9,840                    10,155                   10,025              13,081
12/31/16              9,643                    10,008                   10,043              14,104
6/30/17               9,333                     9,754                   10,075              15,422

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 2, 2013 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/2/13 - 12/31/13           46               0               1             1
1/1/14 - 12/31/14           67              16              28            40
1/1/15 - 12/31/15           27              13              39             1
1/1/16 - 12/31/16           54               1               0             1
1/1/17 - 6/30/17            63              44               6             4

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/2/13 - 12/31/13           55               2               0             0
1/1/14 - 12/31/14           66              33               0             2
1/1/15 - 12/31/15           58              94              17             3
1/1/16 - 12/31/16           37             116              43             0
1/1/17 - 6/30/17             8               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust"), 120 E. Liberty Drive, Wheaton, IL 60187, is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Morningstar Managed Futures Strategy Fund (the "Fund" or "FMF"). First Trust was established in 1991 and is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. In its capacity as the Fund's investment advisor, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor or sub-advisor for seven mutual fund portfolios, ten exchange-traded trusts consisting of 125 series and 16 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). As of June 30, 2017, First Trust managed or supervised $107.566 billion in assets.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2017 (UNAUDITED)

As a shareholder of First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  JANUARY 1, 2017      JUNE 30, 2017         PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
Actual                                               $1,000.00           $  967.70            0.95%             $4.63
Hypothetical (5% return before expenses)             $1,000.00           $1,020.08            0.95%             $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2017 through June 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED      STATED
    VALUE                                 DESCRIPTION                               COUPON     MATURITY        VALUE
-------------  -----------------------------------------------------------------  ----------  ----------  ---------------
TREASURY BILLS - 52.1%

$   2,000,000  U.S. Treasury Bill (a)...........................................     (b)       08/24/17   $     1,997,362
    2,000,000  U.S. Treasury Bill (a)...........................................     (b)       09/21/17         1,995,700
    2,000,000  U.S. Treasury Bill (a)...........................................     (b)       10/19/17         1,993,856
                                                                                                          ---------------

               TOTAL INVESTMENTS - 52.1%................................................................        5,986,918
               (Cost $5,986,984) (c)

               NET OTHER ASSETS AND LIABILITIES - 47.9% ................................................        5,502,786
                                                                                                          ---------------
               NET ASSETS - 100.0%......................................................................  $    11,489,704
                                                                                                          ===============

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $94.


Page 6          See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2017 (see Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                                        UNREALIZED
                                                         NUMBER         NOTIONAL       EXPIRATION     APPRECIATION/
                                                      OF CONTRACTS        VALUE           DATE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
-------------------------------------------------------------------------------------------------------------------------
Australian Dollar Currency Futures                         2           $   152,320       Sep-17       $        1,180
CAC 40(R) 10 Euro Index Futures                            4               239,063       Sep-17               (5,402)
Copper Futures                                             2               130,351       Sep-17                5,199
Corn Futures                                              20               381,753       Dec-17               10,247
Cotton No. 2 Futures                                       4               137,292       Dec-17                 (112)
DAX MINI Index Futures                                     5               362,227       Sep-17              (10,445)
Euro FX Currency Futures                                  10             1,410,650       Sep-17               22,725
FTSE 100 Index Futures                                     2               193,961       Sep-17               (5,301)
FTSE MIB Index Futures                                     1               118,926       Sep-17               (1,862)
IBEX 35 Index Futures                                      1               122,970       Jul-17               (4,119)
Lean Hogs Futures                                          2                64,863       Aug-17                2,137
Live Cattle Futures                                        5               239,739       Aug-17               (7,138)
NIKKEI 225 (OSE) Futures                                   1               178,351       Sep-17                 (356)
S&P 500 E-mini Futures                                    12             1,458,050       Sep-17               (5,450)
S&P TSX 60 IX Futures                                      1               139,809       Sep-17               (2,671)
SPI 200 Index Futures                                      1               108,046       Sep-17                  500
Swiss Franc Currency Futures                               1               129,138       Sep-17                1,837
                                                                       -----------                    --------------
                                                                       $ 5,567,509                    $          969
                                                                       -----------                    --------------

-------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
-------------------------------------------------------------------------------------------------------------------------
British Pound Currency Futures                             9           $  (721,650)      Sep-17       $      (12,131)
Canadian Dollar Currency Futures                           1               (75,710)      Sep-17               (1,530)
Cocoa Futures                                              6              (118,290)      Sep-17                1,890
Coffee "C" Futures                                         4              (190,369)      Sep-17                1,819
Gold 100 oz Futures                                        4              (502,580)      Aug-17                5,660
Japanese Yen Currency Futures                              4              (454,156)      Sep-17                8,656
Silver Futures                                             2              (165,700)      Sep-17                 (570)
Soybean Futures                                           11              (507,938)      Nov-17              (17,175)
Soybean (Meal) Futures                                     7              (213,300)      Dec-17               (4,540)
Soybean Oil Futures                                        6              (117,287)      Dec-17               (2,738)
Sugar #11 (World) Futures                                 22              (332,778)      Sep-17               (7,500)
Wheat Futures                                              7              (167,942)      Sep-17              (16,158)
                                                                       -----------                    --------------
                                                                       $(3,567,700)                   $      (44,317)
                                                                       -----------                    --------------
                                                             TOTAL     $ 1,999,809                    $      (43,348)
                                                                       ===========                    ==============


                See Notes to Consolidated Financial Statements            Page 7

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2017         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Treasury Bills.......................................  $  5,986,918    $         --    $  5,986,918    $         --
Futures Contracts ...................................        61,850          61,850              --              --
                                                       ------------    ------------    ------------    ------------
Total................................................  $  6,048,768    $     61,850    $  5,986,918    $         --
                                                       ============    ============    ============    ============


                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2017         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $   (105,198)   $   (105,198)   $         --    $         --
                                                       ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


Page 8          See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $    5,986,918
Cash ..................................................................            3,386,417
Cash segregated as collateral for open futures contracts...............              329,485
Capital shares sold....................................................            2,296,896
Receivables:
   Variation margin....................................................               61,850
                                                                              --------------
      Total Assets.....................................................           12,061,566
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................              459,379
   Variation margin....................................................              105,198
   Investment advisory fees............................................                7,277
   Due to broker.......................................................                    8
                                                                              --------------
      Total Liabilities................................................              571,862
                                                                              --------------
NET ASSETS.............................................................       $   11,489,704
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   11,736,887
Par value..............................................................                2,520
Accumulated net investment income (loss)...............................              (30,241)
Accumulated net realized gain (loss) on investments,
   futures contracts and foreign currency transactions.................             (181,583)
Net unrealized appreciation (depreciation) on futures contracts and
   foreign currency translation........................................              (37,879)
                                                                              --------------
NET ASSETS.............................................................       $   11,489,704
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        45.59
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              252,000
                                                                              ==============
Investments, at cost...................................................       $    5,986,984
                                                                              ==============


                See Notes to Consolidated Financial Statements            Page 9

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $       17,368
                                                                              --------------
   Total investment income.............................................               17,368
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................               43,729
                                                                              --------------
   Total expenses......................................................               43,729
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................              (26,361)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:...........................................
   Futures.............................................................             (181,824)
   Foreign currency transactions ......................................                  241
                                                                              --------------
Net realized gain (loss)...............................................             (181,583)
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:...............
   Investments.........................................................                  (66)
   Futures.............................................................             (116,760)
   Foreign currency translation........................................                5,618
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................             (111,208)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (292,791)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $     (319,152)
                                                                              ==============


Page 10         See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                6/30/2017           ENDED
                                                                               (UNAUDITED)        12/31/2016
                                                                              --------------    --------------
OPERATIONS:
   Net investment income (loss)............................................   $      (26,361)   $      (75,003)
   Net realized gain (loss)................................................         (181,583)         (455,806)
   Net change in unrealized appreciation (depreciation)....................         (111,208)           88,108
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from operations.........         (319,152)         (442,701)
                                                                              --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................        2,296,897         2,350,623
   Cost of shares redeemed.................................................               --        (4,798,667)
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions.........................................................        2,296,897        (2,448,044)
                                                                              --------------    --------------
   Total increase (decrease) in net assets.................................        1,977,745        (2,890,745)

NET ASSETS:
   Beginning of period.....................................................        9,511,959        12,402,704
                                                                              --------------    --------------
   End of period...........................................................   $   11,489,704    $    9,511,959
                                                                              ==============    ==============
   Accumulated net investment income (loss) at end of period...............   $      (30,241)   $       (3,880)
                                                                              ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................          202,000           252,000
   Shares sold.............................................................           50,000            50,000
   Shares redeemed.........................................................               --          (100,000)
                                                                              --------------    --------------
   Shares outstanding, end of period.......................................          252,000           202,000
                                                                              ==============    ==============


                See Notes to Consolidated Financial Statements           Page 11

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS                                                       FOR THE PERIOD
                                                    ENDED               YEAR ENDED DECEMBER 31,                    8/1/2013 (a)
                                                  6/30/2017       --------------------------------------------        THROUGH
                                                 (UNAUDITED)          2016            2015            2014          12/31/2013
                                                ------------      ------------    ------------    ------------    ---------------
Net asset value, beginning of period..........   $    47.09        $    49.22      $    49.47      $    50.73        $   50.00
                                                 ----------        ----------      ----------      ----------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................        (0.10)            (0.36)          (0.49)          (0.55)           (0.19)
Net realized and unrealized gain (loss).......        (1.40)            (1.77)           0.24           (0.71)            2.13
                                                 ----------        ----------      ----------      ----------        ---------
Total from investment operations..............        (1.50)            (2.13)          (0.25)          (1.26)            1.94
                                                 ----------        ----------      ----------      ----------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain.............................           --                --              --              --            (1.21)
                                                 ----------        ----------      ----------      ----------        ---------
Net asset value, end of period................   $    45.59        $    47.09      $    49.22      $    49.47        $   50.73
                                                 ==========        ==========      ==========      ==========        =========
TOTAL RETURN (b)..............................        (3.23)%           (4.33)%         (0.51)%         (2.50)%           3.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........   $   11,490        $    9,512      $   12,403      $   12,465        $   5,174
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.....................................         0.95% (d)         1.02% (c)       1.00% (c)       0.95%            0.95% (d)
Ratio of total expenses to average net assets
   excluding interest expense.................         0.95% (d)         0.95%           0.95%           0.95%            0.95% (d)
Ratio of net investment income (loss) to
   average net assets.........................        (0.57)% (d)       (0.87)%         (0.97)%         (0.94)%          (0.92)% (d)
Portfolio turnover rate (e)...................           0%                 0%              0%              0%               0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on June 12, 2013, in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) Ratios reflect interest expenses of 0.07% and 0.05% for the periods ended December 31, 2016 and December 31, 2015, respectively, paid on futures margin accounts which are not covered under the annual unitary management fee.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 12         See Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund V (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of one fund, the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMF on the NYSE Arca, Inc. and commenced operations on August 1, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash, and in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with positive returns. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments"). The Fund will not invest directly in Futures Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2017, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity, currency and equity index futures contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

      1. EXCHANGE-LISTED COMMODITY FUTURES CONTRACTS - Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.

      2. INDEX FUTURES CONTRACTS - An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

      3. CURRENCY FUTURES CONTRACTS - Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency futures contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract's delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contract is also known as variation margin and is included as "Variation margin" payable and/or receivable on the Consolidated Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis.

D. CASH AND FOREIGN CURRENCY

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. The Fund also has restricted foreign currency held for margin requirements. At June 30, 2017, the Fund had restricted foreign currency of $139,713, proceeds of $134,178, in addition to restricted cash held of $329,485, which is included in "Cash segregated as collateral for open futures contracts" on the Consolidated Statement of Assets and Liabilities. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, futures contracts and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period.

Purchases and sales of futures contracts and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Consolidated Statement of Operations. Unrealized gains and losses on futures contracts which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on foreign currency transactions and interest and dividends received as shown in "Net realized gain
(loss) on foreign currency transactions." The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain
(loss) on futures" on the Consolidated Statement of Operations.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Fund paid no distributions during the tax period ended December 31, 2016.

As of December 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

                                   Accumulated                 Net
          Undistributed            Capital and             Unrealized
            Ordinary                  Other               Appreciation
             Income                   Gains              (Depreciation)
        -----------------       -----------------       -----------------
              $ --                  $ 67,287                 $ 6,042

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. At December 31, 2016, the Fund had no capital loss carryforwards outstanding for federal income tax purposes. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of June 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

G. EXPENSES

Expenses of the Fund, other than the investment advisory fee and other excluded expenses, are paid by First Trust (See Note 3).

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
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          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

For the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities for the Fund, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.

For the six months ended June 30, 2017, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at June 30, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                                      --------------------------------------------    --------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVES                              STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   -----------
Futures           Commodity Risk      Variation Margin Receivable      $    26,952    Variation Margin Payable         $    55,931
Futures           Equity Risk         Variation Margin Receivable              500    Variation Margin Payable              35,606
Futures           Currency Risk       Variation Margin Receivable           34,398    Variation Margin Payable              13,661

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

CONSOLIDATED STATEMENT OF OPERATIONS LOCATION                        COMMODITY RISK       EQUITY RISK       CURRENCY RISK
------------------------------------------------------------------  -----------------  -----------------  -----------------
Net realized gain (loss) on futures                                    $ (320,334)         $ 215,539         $ (77,029)
Net change in unrealized appreciation (depreciation) on futures           (76,289)           (44,472)            4,001

During the six months ended June 30, 2017, the amounts of notional values of futures contracts opened and closed were as follows:

                                             Notional Amount*
                                       ----------------------------
Total Commodity Risk                                   $ 33,168,036
         Futures contracts Opened      $  15,973,682
         Futures contracts Closed         17,194,354
Total Equity Risk                                        49,408,201
         Futures contracts Opened         24,971,371
         Futures contracts Closed         24,436,830
Total Currency Risk                                      13,040,309
         Futures contracts Opened          6,846,519
         Futures contracts Closed          6,193,790


* Amounts based on activity levels during the period.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF FIRST TRUST EXCHANGE-TRADED FUND V.

The following summarizes some of the risks that should be considered for the Fund.

BENCHMARK RISK. The Fund seeks to exceed the performance of the Morningstar Diversified(R) Futures IndexSM (the "Benchmark") by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Benchmark is entirely model-based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark and the Fund will take both long and short positions and should not be used as proxies for taking long-only positions. The Benchmark and the Fund could lose significant value during periods when long-only indexes rise. Similarly, the Benchmark and the Fund are not a substitute for short-only positions. The Benchmark is based on historical price trends. There can be no assurance that such trends will be reflected in future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the Benchmark and the Fund may suffer significant losses. The Benchmark is based on the price of futures contracts. Futures contracts reflect the expected future value of a commodity, currency or equity index. The Benchmark and the Fund do not reflect "spot" prices. Spot prices reflect immediate delivery value, not expected future value.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Futures Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Futures Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DERIVATIVES INVESTMENT RISK. The Fund, through the Subsidiary, invests in products generally referred to as "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, an underlying reference asset, such as a commodity, an index, or an interest or a currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as credit risk, interest rate risk and market risk. In addition, they involve the risk that changes in the value of the derivative may not correlate perfectly or substantially with the underlying asset, rate or index. Fund losses are likely to occur if the values do not correlate as expected. Derivatives can be volatile and may be less liquid than other securities. A lack of liquidity could result in the Fund being unable to close out a derivatives transaction in a cost-efficient manner. Moreover, unlike a publicly traded security for which the value is readily ascertainable, derivatives may at times be difficult to value.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. Derivative instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These risks are heightened when derivatives are used to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

The Fund's use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund's investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. The risk of loss from certain short derivative positions is theoretically unlimited. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with the guidance from the Securities and Exchange Commission regarding asset segregation requirements to cover certain derivative positions. The success of the Fund's derivatives strategies will depend on the Advisor's ability to manage these sophisticated instruments.

The U.S. government has recently enacted legislation which includes new regulation of derivatives markets. Because the legislation leaves much to rule making, and many rules are not yet final, the ultimate impact remains unclear. Regulatory changes could restrict the ability of the Fund and Subsidiary to engage in derivative transactions or increase the cost of these transactions, which may make it difficult or impossible for the Fund to pursue its investment strategy.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FOREIGN COMMODITIES MARKETS RISK. The Fund, through the Subsidiary, engages in trading on commodity markets outside the United States on behalf of the Fund. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund will determine

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

its net assets in United states dollars, with respect to trading in foreign markets the fund will be subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The Fund regularly purchases and subsequently sells, i.e., "rolls," individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

LIQUIDITY RISK. The Fund invests in Futures Instruments, which may be less liquid than other types of investments. The illiquidity of Futures Instruments could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NON-CORRELATION RISK. The Fund's return may not correlate with the return of the Benchmark for a number of reasons. For example, the Advisor may elect not to have the Fund's portfolio holdings exactly replicate the securities included in the Benchmark or the ratios between the securities included in the Benchmark. In addition, the Fund incurs operating expenses not applicable to the Benchmark, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Benchmark.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. INVESTMENT RISK. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may engage in "short sale" transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through futures contracts, or short positions on currency futures. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Futures Instruments (other than derivatives described in Revenue Rulings 2006 1 and 2006
31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which is still ongoing. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on NYSE Arca in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. The Fund seeks to exceed the performance of the Benchmark. The Fund and the Benchmark are designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Benchmark and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Futures Instrument may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Benchmark and the Fund.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund V (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Fund Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. Because the Fund invests in commodity, equity and currency futures contracts through a wholly-owned subsidiary of the Fund (the "Subsidiary"), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the "Subsidiary Agreement" and together with the Fund Agreement, the "Agreements") with First Trust for the Subsidiary, also for a one-year period. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (which were either mutual funds or exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of the Fund as compared to expense ratios of the funds in the MPI Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with

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ADDITIONAL INFORMATION (CONTINUED)
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          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

the Advisor at the meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and between the Advisor and the Subsidiary continue to be reasonable business arrangements from the Fund's perspective as well as from the perspective of the Fund's shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary, and reviewed all of the services provided by the Advisor to the Trust, the Fund and the Subsidiary, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Alternatives Investment Team is responsible for the day-to-day management of the Fund's and the Subsidiary's investments. The Board considered the background and experience of the members of the Alternatives Investment Team and noted the Board's prior meetings with members of the Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with the Fund's investment objective and policies.

The Board considered the unitary fee rate payable by the Fund under the Fund Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that First Trust receives no compensation under the Subsidiary Agreement and pays the expenses of the Subsidiary. The Board received and reviewed information showing the unitary fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as advisory fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund's MPI Peer Group included peer funds that pay a unitary fee and because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was below the median total (net) expense ratio of the peer funds in the MPI Peer Group. With respect to the MPI Peer Group, the Board discussed with representatives of the Advisor how the MPI Peer Group was assembled, limitations in creating peer groups for actively managed ETFs, including the limited number of actively-managed ETFs following a managed futures strategy and that most of the peer funds were either index-based ETFs or open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2016 to the performance of the MPI Peer Group and to that of broad-based benchmarks. Based on the information provided, the Board noted that the Fund underperformed the MPI Peer Group average and the benchmarks for the one-and three-year periods ended December 31, 2016. The Board noted information provided by the Advisor on reasons for the Fund's underperformance.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2017 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2016 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio. The Board also considered the Advisor's compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

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FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Trust Exchange-Traded Fund V
              ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  August 21, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  August 21, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  August 21, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.